Analysis of changes in net debt (Tables)	6 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of analysis of changes in net debt

	Cash and cash equivalents	Financial investments	Borrowings	Financing derivatives	Total
	£m	£m	£m	£m	£m

At 31 March 2018	329	2,694	(26,625)	600	(23,002)
Impact of transition to IFRS 9	—	—	(32)	—	(32)

At 1 April 2018 (as restated)	329	2,694	(26,657)	600	(23,034)
Cash flows[1]	(202)	(1,171)	424	260	(689)
Fair value gains and losses and exchange movements	3	95	(851)	(620)	(1,373)
Interest income/(charge)[2]	—	16	(540)	(15)	(539)
Other non-cash movements	—	24	(20)	—	4

30 September 2018	130	1,658	(27,644)	225	(25,631)

	Cash and cash equivalents	Financial investments	Borrowings	Financing derivatives	Total
	£m	£m	£m	£m	£m

At 31 March 2017	1,139	8,741	(28,638)	(516)	(19,274)
Cash flows	(1,099)	(6,148)	2,592	144	(4,511)
Fair value gains and losses and exchange movements	(1)	(40)	522	789	1,270
Interest income/(charge)[2]	—	20	(546)	5	(521)
Other non-cash movements	—	—	(39)	—	(39)

30 September 2017	39	2,573	(26,109)	422	(23,075)

1.
Cash flows excludes £17m (2017: £nil) interest received in relation to a litigation settlement, which is included within interest received within investing activities in the consolidated cash flow statement.

2.
Exceptional income of £nil (2017: £3m) is included in net interest charge on the components of net debt and an exceptional cash inflow of £nil (2017: £3m) is included in net interest paid on the components of net debt.